AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 99.0%
Communication Services - 0.0%
Cardlytics, Inc.*,1	107	$13,083
Consumer Discretionary - 21.2%
Adtalem Global Education, Inc.*	12,066	465,627
BorgWarner, Inc.	4,544	190,802
Caesars Entertainment, Inc.*	12,229	860,799
Century Communities, Inc.*,1	3,385	158,892
Dana, Inc.	11,452	221,711
Five Below, Inc.*,1	29	5,096
Floor & Decor Holdings, Inc., Class A*	5,415	498,559
LCI Industries	734	94,965
Lithia Motors, Inc., Class A	1,414	450,613
Magnite, Inc.*,1	27,037	936,562
Mattel, Inc.*	27,493	498,173
Stoneridge, Inc.*	9,053	248,505
Under Armour, Inc., Class C*	12,370	185,179
Veoneer, Inc. (Sweden)*,1	19,989	525,511

Total Consumer Discretionary		5,340,994
Energy - 0.2%
Euronav, N.V. (Belgium)[1]	4,084	32,264
International Seaways, Inc.[1]	1,295	20,733

Total Energy		52,997
Financials - 2.4%
Argo Group International Holdings, Ltd. (Bermuda)	273	11,015
LPL Financial Holdings, Inc.	3,761	407,467
Pinnacle Financial Partners, Inc.	1,230	84,292
Webster Financial Corp.	2,017	94,295

Total Financials		597,069
Health Care - 38.0%
ABIOMED, Inc.*	7	2,438
Acadia Healthcare Co., Inc.*,1	4,218	213,768
ACADIA Pharmaceuticals, Inc.*,1	8,409	404,052
Acceleron Pharma, Inc.*	2,557	295,410
Adaptive Biotechnologies Corp.*	10,662	591,421
ADC Therapeutics, S.A. (Switzerland)*	3,278	93,652
Alnylam Pharmaceuticals, Inc.*	15	2,257
BioMarin Pharmaceutical, Inc.*	163	13,493
Bluebird Bio, Inc.*,1	946	42,144
Cara Therapeutics, Inc.*,1	5,775	107,993
Covetrus, Inc.*,1	9,397	320,156
CRISPR Therapeutics AG (Switzerland)*	43	7,125
	Shares	Value

Denali Therapeutics, Inc.*,1	102	$6,987
Exact Sciences Corp.*	1,311	179,817
Global Blood Therapeutics, Inc.*,1	6,525	327,033
Guardant Health, Inc.*	3,794	589,967
Horizon Therapeutics PLC*	7,249	525,408
Insmed, Inc.*,1	5,304	199,377
Inspire Medical Systems, Inc.*	1,776	357,882
Insulet Corp.*,1	982	262,371
Karyopharm Therapeutics, Inc.*,1	28,050	427,202
Merit Medical Systems, Inc.*	2,321	125,682
NanoString Technologies, Inc.*	7,812	547,074
Natera, Inc.*	6,002	640,053
Nektar Therapeutics*,1	3,422	67,413
Novocure, Ltd. (Jersey)*,1	13	2,093
NuVasive, Inc.*	2,533	136,123
Pacira BioSciences, Inc.*,1	3,776	249,518
Progyny, Inc.*	4,664	218,135
PTC Therapeutics, Inc.*	1,928	111,477
Quanterix Corp.*	16,013	1,036,682
Silk Road Medical, Inc.*	6,854	373,749
SmileDirectClub, Inc.*,1	45,341	602,129
Supernus Pharmaceuticals, Inc.*,1	4,139	121,645
Turning Point Therapeutics, Inc.*,1	1,989	249,600
Vericel Corp.*	2,842	117,289

Total Health Care		9,568,615
Industrials - 13.4%
AECOM*	2,318	116,132
Altra Industrial Motion Corp.	96	4,935
American Woodmark Corp.*	393	33,998
Azul, S.A., ADR (Brazil)*,1	6,928	152,070
Builders FirstSource, Inc.*	5,009	191,594
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	12,003	135,394
EnerSys	3,681	302,689
Interface, Inc.	14,854	149,134
Knight-Swift Transportation Holdings, Inc.	1,786	71,440
Kratos Defense & Security Solutions, Inc.*	2,074	55,044
MasTec, Inc.*,1	4,264	328,968
MYR Group, Inc.*,1	3,212	178,619
Quanta Services, Inc.	6,431	453,193
Sensata Technologies Holding PLC*	4,392	239,364
Tutor Perini Corp.*	9,437	140,611
Upwork, Inc.*	12,084	500,882

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 13.4% (continued)
WESCO International, Inc.*	4,105	$312,431

Total Industrials		3,366,498
Information Technology - 19.8%
Ambarella, Inc.*	3,725	351,491
Anaplan, Inc.*,1	228	15,208
Blackline, Inc.*,1	2,013	260,925
Coupa Software, Inc.*	31	9,606
Cree, Inc.*	3,232	326,690
Five9, Inc.*	27	4,489
fuboTV, Inc.*,1	124	5,239
Genpact, Ltd.	2,923	111,892
Guidewire Software, Inc.*	100	11,474
HubSpot, Inc.*	155	57,691
II-VI, Inc.*,1	5,354	450,111
Impinj, Inc.*,1	100	5,297
KBR, Inc.	8,557	248,581
MACOM Technology Solutions Holdings, Inc.*	12,995	738,896
Medallia, Inc.*,1	2,738	113,627
MKS Instruments, Inc.	1,014	160,283
Model N, Inc.*	1,207	41,014
MongoDB, Inc.*	19	7,022
Monolithic Power Systems, Inc.	14	4,974
Nuance Communications, Inc.*,1	11,076	504,401
Paylocity Holding Corp.*	22	4,124
Perficient, Inc.*	4,455	243,287
Ping Identity Holding Corp.*,1	3,321	99,331
Rapid7, Inc.*,1	3,261	283,120
SiTime Corp.*	4,217	514,685
Teradyne, Inc.	43	4,880
Ultra Clean Holdings, Inc.*	5,076	195,934
Zendesk, Inc.*	371	53,513
Zscaler, Inc.*	53	10,584
Zuora, Inc., Class A*,1	10,677	157,486

Total Information Technology		4,995,855
Materials - 3.6%
Alamos Gold, Inc., Class A (Canada)	2,961	23,688
Carpenter Technology Corp.[1]	7,254	226,615
Eagle Materials, Inc.	2,131	234,474
	Shares	Value

Livent Corp.*,1	15,779	$287,493
Pan American Silver Corp. (Canada)	4,065	131,950

Total Materials		904,220
Real Estate - 0.4%
Brixmor Property Group, Inc., REIT	1,453	24,599
SITE Centers Corp., REIT [1]	1,156	12,820
Spirit Realty Capital, Inc., REIT	621	23,946
STAG Industrial, Inc., REIT	966	28,787

Total Real Estate		90,152

Total Common Stocks (Cost $17,982,149)		24,929,483

	Principal Amount
Short-Term Investments - 6.4%
Joint Repurchase Agreements - 5.7%[2]
Bank of Montreal, dated 01/29/21, due 02/01/21, 0.060% total to be received $427,163 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.500%, 01/01/36 - 01/01/51, totaling $435,704)	$427,161	427,161
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,427,161

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	58,436	58,436
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	58,436	58,436
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	60,206	60,206

Total Other Investment Companies		177,078

Total Short-Term Investments (Cost $1,604,239)		1,604,239
Total Investments - 105.4% (Cost $19,586,388)		26,533,722
Other Assets, less Liabilities - (5.4)%		(1,359,020)
Net Assets - 100.0%		$25,174,702

*	Non-income producing security.
[1]	Some of these securities, amounting to $6,875,753 or 27.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
[3]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$24,929,483	—	—	$24,929,483
Short-Term Investments
Joint Repurchase Agreements	—	$1,427,161	—	1,427,161
Other Investment Companies	177,078	—	—	177,078
Total Investments in Securities	$25,106,561	$1,427,161	—	$26,533,722

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,875,753	$1,427,161	$5,841,265	$7,268,426
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.